Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of property, plant and equipment [Abstract]
Office equipment, fixtures and furniture	$ 47,793	$ 31,398
Less: Accumulated depreciation	(12,992)	(5,181)
Less: Impairment	(22,248)
Total	$ 12,553	$ 26,217